Investment in SLM California - Disclosure of summarized statement of income for investment in associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Royalty Revenue	$ 23,804	$ 20,287
Net income	(3,288)	(4,633)
SLM California
Disclosure of associates [line items]
Royalty Revenue	21,678	26,024
Net income	$ 10,131	$ 10,338
The Company's ownership %	42.70%	40.00%
Company's share of net income of SLM California	$ 4,329	$ 4,134